Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
June 30, 2020

Absolute Funds
Long Positions - 99.4%
Principal Security Description Rate Maturity Value
Corporate Convertible Bonds - 94.6%
Communication Services - 12.8%
$ 1,000,000 FireEye, Inc.
(a)
1.63% 06/01/35 $ 947,682
1,250,000 FireEye, Inc.
(a)
0.88  06/01/24 1,136,922
500,000 Global Eagle Entertainment, Inc.
(a)(b)
2.75  02/15/35 41,724
1,000,000 Harmonic, Inc.
(a)(c)
2.00  09/01/24 893,750
2,000,000 Infinera Corp.
(a)
2.13  09/01/24 1,706,334
2,000,000 InterDigital, Inc.
(c)
2.00  06/01/24 1,988,700
1,000,000 Okta, Inc.
(c)
0.38  06/15/26 1,084,479
1,500,000 PagerDuty, Inc.
(c)
1.25  07/01/25 1,488,750
2,000,000 Palo Alto Networks, Inc.
(c)
0.38  06/01/25 2,000,992
1,000,000 Proofpoint, Inc.
(c)
0.25  08/15/24 984,385
1,000,000 Q2 Holdings, Inc. 0.75  02/15/23 1,569,460
2,000,000 RingCentral, Inc.
(c)(d)
0.00  03/01/25 2,151,382
2,000,000 Snap, Inc.
(c)
0.75  08/01/26 2,506,250
661,000 Twitter, Inc. 0.25  06/15/24 624,343
1,702,000 Twitter, Inc., Series 2014 1.00  09/15/21 1,669,701
1,500,000 Vonage Holdings Corp. 1.75  06/01/24 1,406,609
22,201,463
Consumer Discretionary - 12.8%
1,500,000 2U, Inc.
(c)
2.25  05/01/25 2,240,192
1,000,000 American Airlines Group, Inc. 6.50  07/01/25 945,154
1,000,000 American Eagle Outfitters, Inc.
(c)
3.75  04/15/25 1,427,163
781,000 Callaway Golf Co.
(c)
2.75  05/01/26 965,727
1,500,000 Dick's Sporting Goods, Inc.
(c)
3.25  04/15/25 2,083,747
500,000 Eventbrite, Inc.
(c)
5.00  12/01/25 448,063
500,000 Farfetch, Ltd.
(c)
3.75  05/01/27 679,688
1,000,000 Guess?, Inc. 2.00  04/15/24 676,250
1,000,000 Lyft, Inc.
(c)
1.50  05/15/25 1,109,651
1,000,000 National Vision Holdings, Inc.
(c)
2.50  05/15/25 1,198,063
1,000,000 NCL Corp., Ltd.
(c)
6.00  05/15/24 1,336,378
500,000 Penn National Gaming, Inc. 2.75  05/15/26 751,441
1,500,000 PetIQ, Inc.
(c)
4.00  06/01/26 2,014,688
1,500,000 Royal Caribbean Cruises, Ltd.
(c)
4.25  06/15/23 1,402,500
1,000,000 Spirit Airlines, Inc.
(b)
4.75  05/15/25 1,507,104
500,000 The RealReal, Inc.
(c)
3.00  06/15/25 496,562
1,100,000 Wayfair, Inc.
(c)
1.00  08/15/26 1,606,053
1,000,000 Zillow Group, Inc. 2.75  05/15/25 1,167,710
22,056,134
Consumer Staples - 2.4%
750,000 Flexion Therapeutics, Inc.
(a)
3.38  05/01/24 628,594
2,550,000 FTI Consulting, Inc.
(a)
2.00  08/15/23 3,235,539
500,000 The Chefs' Warehouse, Inc.
(c)
1.88  12/01/24 363,645
4,227,778
Energy - 0.7%
500,000 Helix Energy Solutions Group, Inc. 4.25  05/01/22 427,660
500,000 Helix Energy Solutions Group, Inc.
(a)
4.13  09/15/23 415,557
500,000 Newpark Resources, Inc.
(a)
4.00  12/01/21 448,428
1,291,645
Financials - 1.2%
61,000 Encore Capital Group, Inc.
(a)
3.00  07/01/20 60,825
1,000,000 Encore Capital Group, Inc.
(a)
2.88  03/15/21 965,804
950,000 Encore Capital Group, Inc.
(c)
3.25  10/01/25 974,415
2,001,044
Health Care - 17.5%
1,000,000 1Life Healthcare, Inc.
(c)
3.00  06/15/25 1,073,569
1,500,000 Accuray, Inc.
(a)
3.75  07/15/22 1,162,500
1,000,000 Allscripts Healthcare Solutions, Inc.
(a)(c)
0.88  01/01/27 772,005
1,500,000 Bridgebio Pharma, Inc.
(c)
2.50  03/15/27 1,546,460
2,000,000 CONMED Corp.
(a)
2.63  02/01/24 2,103,163
1,000,000 CryoLife, Inc.
(c)
4.25  07/01/25 1,048,100
500,000 Envista Holdings Corp.
(c)
2.38  06/01/25 609,848
2,065,000 Exact Sciences Corp.
(a)
1.00  01/15/25 2,828,929
500,000 Glaukos Corp.
(c)
2.75  06/15/27 481,676

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
June 30, 2020

Absolute Funds
Principal Security Description Rate Maturity Value
Health Care - 17.5%
$ 1,500,000 Health Catalyst, Inc.
(c)
2.50% 04/15/25 $ 1,740,576
1,750,000 Heska Corp.
(c)
3.75  09/15/26 2,206,468
1,500,000 Jazz Investments I, Ltd.
(c)
2.00  06/15/26 1,519,344
750,000 Livongo Health, Inc.
(c)
0.88  06/01/25 896,006
1,500,000 Natera, Inc.
(c)
2.25  05/01/27 2,217,878
2,000,000 NuVasive, Inc.
(c)
0.38  03/15/25 1,756,099
1,515,000 Repligen Corp. 0.38  07/15/24 1,906,021
1,000,000 Retrophin, Inc. 2.50  09/15/25 834,827
425,000 Revance Therapeutics, Inc.
(c)
1.75  02/15/27 416,431
2,000,000 Tabula Rasa HealthCare, Inc.
(c)
1.75  02/15/26 2,056,725
500,000 Theravance Biopharma, Inc.
(a)
3.25  11/01/23 486,548
2,100,000 Varex Imaging Corp.
(c)
4.00  06/01/25 2,044,875
500,000 Xeris Pharmaceuticals, Inc. 5.00  07/15/25 495,150
30,203,198
Industrials - 11.2%
2,234,000 Chart Industries, Inc.
(c)
1.00  11/15/24 2,360,685
1,000,000 CryoPort, Inc.
(c)
3.00  06/01/25 1,390,625
1,000,000 Granite Construction, Inc.
(b)(c)
2.75  11/01/24 823,125
1,000,000 II-VI, Inc.
(a)
0.25  09/01/22 1,187,838
1,939,000 Kaman Corp.
(a)
3.25  05/01/24 1,863,086
2,500,000 KBR, Inc.
(a)
2.50  11/01/23 2,820,638
1,005,000 Knowles Corp. 3.25  11/01/21 1,076,656
2,700,000 Mesa Laboratories, Inc.
(a)
1.38  08/15/25 2,693,581
1,500,000 SMART Global Holdings, Inc.
(c)
2.25  02/15/26 1,352,704
425,000 TimkenSteel Corp.
(a)
6.00  06/01/21 353,217
1,500,000 TTM Technologies, Inc.
(a)
1.75  12/15/20 1,890,000
1,200,000 Winnebago Industries, Inc.
(c)
1.50  04/01/25 1,476,000
19,288,155
Information Technology - 34.2%
2,000,000 Alteryx, Inc.
(a)(c)
1.00  08/01/26 2,290,334
2,000,000 Bandwidth, Inc.
(a)(c)
0.25  03/01/26 2,990,401
1,000,000 Blackline, Inc.
(c)
0.13  08/01/24 1,277,733
2,000,000 Cerence, Inc.
(c)
3.00  06/01/25 2,637,142
1,500,000 Cloudflare, Inc.
(c)
0.75  05/15/25 1,815,000
1,000,000 Coupa Software, Inc.
(c)
0.38  06/15/26 1,159,761
1,500,000 Cree, Inc.
(c)
1.75  05/01/26 2,118,750
1,000,000 CyberArk Software, Ltd.
(c)(d)
0.00 - 0.21  11/15/24 934,970
1,500,000 Datadog, Inc.
(c)
0.13  06/15/25 1,778,330
1,522,000 Envestnet, Inc.
(a)
1.75  06/01/23 1,879,852
1,000,000 Evolent Health, Inc. 1.50  10/15/25 633,750
1,500,000 Five9, Inc.
(c)
0.50  06/01/25 1,613,438
1,500,000 Guidewire Software, Inc. 1.25  03/15/25 1,752,185
1,000,000 HubSpot, Inc.
(c)
0.38  06/01/25 1,072,500
1,000,000 Impinj, Inc.
(c)
2.00  12/15/26 1,008,126
1,500,000 Insight Enterprises, Inc.
(c)
0.75  02/15/25 1,419,584
1,000,000 J2 Global, Inc.
(c)
1.75  11/01/26 845,992
1,000,000 LivePerson, Inc. 0.75  03/01/24 1,242,100
2,000,000 Lumentum Holdings, Inc.
(c)
0.50  12/15/26 2,110,000
1,000,000 Model N, Inc.
(c)
2.63  06/01/25 1,236,198
2,100,000 MongoDB, Inc.
(c)
0.25  01/15/26 2,654,410
2,500,000 Perficient, Inc.
(a)
2.38  09/15/23 2,919,385
2,250,000 Rapid7, Inc.
(c)
2.25  05/01/25 2,436,133
400,000 RealPage, Inc. 1.50  05/15/25 432,089
1,500,000 Sailpoint Technologies Holdings, Inc.
(c)
0.13  09/15/24 1,692,514
1,000,000 Silicon Laboratories, Inc.
(c)
0.63  06/15/25 1,078,668
2,500,000 Slack Technologies, Inc.
(c)
0.50  04/15/25 3,090,625
2,000,000 Splunk, Inc. 1.13  09/15/25 2,943,241
400,000 Varonis Systems, Inc.
(c)
1.25  08/15/25 467,670
1,500,000 Veeco Instruments, Inc.
(c)
3.75  06/01/27 1,736,250
2,500,000 Vocera Communications, Inc.
(a)
1.50  05/15/23 2,430,394
2,000,000 Workiva, Inc.
(c)
1.13  08/15/26 1,839,200
1,000,000 Zscaler, Inc.
(c)
0.13  07/01/25 1,026,410
2,000,000 Zynga, Inc. 0.25  06/01/24 2,594,464
59,157,599

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
June 30, 2020

Absolute Funds
Principal Security Description Rate Maturity Value
Materials - 1.8%
$ 500,000 Allegheny Technologies, Inc.
(c)
3.50% 06/15/25 $ 483,974
1,910,000 SSR Mining, Inc. 2.50  04/01/39 2,659,178
3,143,152
Total Corporate Convertible Bonds (Cost $151,070,761) 163,570,168
Shares Security Description Value
Money Market Fund - 4.8%
8,244,893 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.11%
(e)
(Cost $8,244,893) 8,244,894
Total Long Positions - 99.4% (Cost $159,315,654) 171,815,062
Total Short Positions - (48.8)% (Proceeds $(78,402,484)) (84,352,368)
Other Assets & Liabilities, Net - 49.4% 85,474,908
Net Assets - 100.0% $ 172,937,602

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
June 30, 2020

Absolute Funds
i
Shares Security Description Value
Short Positions - (48.8)%
Common Stock - (48.8)%
Communication Services - (5.7)%
(21,000) FireEye, Inc. $ (255,675)
(76,155) Harmonic, Inc. (361,736)
(119,279) Infinera Corp. (706,132)
(5,750) InterDigital, Inc. (325,622)
(2,600) Okta, Inc. (520,598)
(20,726) PagerDuty, Inc. (593,178)
(3,742) Palo Alto Networks, Inc. (859,425)
(45,563) Perficient, Inc. (1,630,244)
(3,788) Proofpoint, Inc. (420,923)
(14,231) Q2 Holdings, Inc. (1,220,877)
(3,182) RingCentral, Inc., Class A (906,902)
(64,650) Snap, Inc. (1,518,629)
(3,000) Twitter, Inc. (89,370)
(37,000) Vonage Holdings Corp. (372,220)
(9,781,531)
Consumer Discretionary - (7.7)%
(43,451) 2U, Inc. (1,649,400)
(34,000) American Airlines Group, Inc. (444,380)
(91,500) American Eagle Outfitters, Inc. (997,350)
(32,500) Callaway Golf Co. (569,075)
(32,243) Dick's Sporting Goods, Inc. (1,330,346)
(28,500) Eventbrite, Inc., Class A (244,245)
(23,800) Farfetch, Ltd. (411,026)
(22,550) Guess?, Inc. (218,059)
(18,740) Lyft, Inc. (618,607)
(23,642) National Vision Holdings, Inc. (721,554)
(59,400) Norwegian Cruise Line Holdings, Ltd. (975,942)
(17,200) Penn National Gaming, Inc. (525,288)
(39,900) PetIQ, Inc. (1,390,116)
(13,000) Royal Caribbean Cruises, Ltd. (653,900)
(64,379) Spirit Airlines, Inc. (1,145,946)
(18,484) The RealReal, Inc. (236,410)
(6,150) Wayfair, Inc., Class A (1,215,302)
(13,346,946)
Consumer Staples - (1.4)%
(14,300) Flexion Therapeutics, Inc. (188,045)
(18,024) FTI Consulting, Inc. (2,064,649)
(6,000) The Chefs' Warehouse, Inc. (81,480)
(2,334,174)
Energy - 0.0%
(16,584) Helix Energy Solutions Group, Inc. (57,547)
(4,900) Newpark Resources, Inc. (10,927)
(68,474)
Financials - (0.7)%
(18,231) Encore Capital Group, Inc. (623,136)
(9,700) Zillow Group, Inc. (558,817)
(1,181,953)
Health Care - (8.5)%
(12,300) 1Life Healthcare, Inc. (446,736)
(113,843) Accuray, Inc. (231,101)
(43,400) Allscripts Healthcare Solutions, Inc. (293,818)
(24,000) Bridgebio Pharma, Inc. (782,640)
(13,680) CONMED Corp. (984,823)
(27,983) CryoLife, Inc. (536,434)
(17,000) Envista Holdings Corp. (358,530)
(19,800) Exact Sciences Corp. (1,721,412)
(5,500) Glaukos Corp. (211,310)
(35,800) Health Catalyst, Inc. (1,044,286)
(16,100) Heska Corp. (1,500,037)
(6,800) Livongo Health, Inc. (511,292)
(31,000) Natera, Inc. (1,545,660)
(8,600) NuVasive, Inc. (478,676)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
June 30, 2020

Absolute Funds
Shares Security Description Value
Health Care - (8.5)% (continued)
(9,405) Repligen Corp. $ (1,162,552)
(12,900) Retrophin, Inc. (263,289)
(9,700) Revance Therapeutics, Inc. (236,874)
(19,000) Tabula Rasa HealthCare, Inc. (1,039,870)
(7,800) Theravance Biopharma, Inc. (163,722)
(70,000) Varex Imaging Corp. (1,060,500)
(60,295) Xeris Pharmaceuticals, Inc. (160,385)
(14,733,947)
Healthcare - (0.3)%
(5,296) Jazz Pharmaceuticals PLC (584,361)
Industrials - (5.5)%
(23,000) Chart Industries, Inc. (1,115,270)
(32,300) CryoPort, Inc. (977,075)
(18,879) Granite Construction, Inc. (361,344)
(13,447) II-VI, Inc. (634,967)
(10,000) Kaman Corp. (416,000)
(62,892) KBR, Inc. (1,418,215)
(22,200) Knowles Corp. (338,772)
(5,830) Mesa Laboratories, Inc. (1,263,944)
(27,029) SMART Global Holdings, Inc. (734,648)
(10,500) TimkenSteel Corp. (40,845)
(113,936) TTM Technologies, Inc. (1,351,281)
(12,823) Winnebago Industries, Inc. (854,268)
(9,506,629)
Information Technology - (18.0)%
(7,363) Alteryx, Inc. (1,209,594)
(17,176) Bandwidth, Inc. (2,181,352)
(9,668) BlackLine, Inc. (801,574)
(39,470) Cerence, Inc. (1,611,955)
(26,539) Cloudflare, Inc. (954,077)
(2,412) Coupa Software, Inc. (668,220)
(25,221) Cree, Inc. (1,492,831)
(3,436) CyberArk Software, Ltd. (341,092)
(10,897) Datadog, Inc. (947,494)
(14,200) Envestnet, Inc. (1,044,268)
(13,245) Evolent Health, Inc., Class A (94,304)
(6,624) Five9, Inc. (733,078)
(8,357) Guidewire Software, Inc. (926,373)
(2,218) HubSpot, Inc. (497,608)
(20,300) Impinj, Inc. (557,641)
(14,925) Insight Enterprises, Inc. (734,310)
(4,880) J2 Global, Inc. (308,465)
(18,618) LivePerson, Inc. (771,344)
(14,025) Lumentum Holdings, Inc. (1,142,056)
(22,700) Model N, Inc. (789,052)
(7,548) MongoDB, Inc. (1,708,414)
(23,492) Rapid7, Inc. (1,198,562)
(3,200) RealPage, Inc. (208,032)
(32,573) Sailpoint Technologies Holdings, Inc. (862,207)
(4,800) Silicon Laboratories, Inc. (481,296)
(60,298) Slack Technologies, Inc. (1,874,665)
(9,974) Splunk, Inc. (1,981,834)
(3,200) Varonis Systems, Inc. (283,136)
(80,512) Veeco Instruments, Inc. (1,086,107)
(39,612) Vocera Communications, Inc. (839,774)
(14,679) Workiva, Inc. (785,180)
(3,269) Zscaler, Inc. (357,956)
(166,132) Zynga, Inc. (1,584,899)
(31,058,750)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
June 30, 2020

Absolute Funds
Shares Security Description Value
Materials - (1.0)%
(21,700) Allegheny Technologies, Inc. $ (221,123)
(71,940) SSR Mining, Inc. (1,534,480)
(1,755,603)
Total Common Stock (Proceeds $(78,402,484)) (84,352,368)
Total Short Positions - (48.8)% (Proceeds $(78,402,484)) $ (84,352,368)

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short (Unaudited)
June 30, 2020

Absolute Funds
2
At June 30, 2020 , the Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments and liabilities as of June 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
PLC Public Limited Company
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Illiquid security.
(c) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $102,048,535 or 59.0% of net assets.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
(100) U.S. 5-Year Note Future 09/30/20 $ (12,510,742) $ (12,574,219) $ (63,476)
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 163,570,168 $ – $ 163,570,168
Money Market Fund – 8,244,894 – 8,244,894
Investments at Value $ – $ 171,815,062 $ – $ 171,815,062
Total Assets $ – $ 171,815,062 $ – $ 171,815,062
Liabilities
Securities Sold Short
Common Stock $ (84,352,368) $ – $ – $ (84,352,368)
Securities Sold Short $ (84,352,368) $ – $ – $ (84,352,368)
Other Financial Instruments*
Futures (63,476) – – (63,476)
Total Liabilities $ (84,415,844) $ – $ – $ (84,415,844)